Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 744,046,000
Previously Paid Amount	0
Total Fee Amount	102,752.76
Total Offset Amount	0
Net Fee	$ 102,752.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A